Summary of Principal Accounting Policies - Estimated Useful Lives, Residual value ratios and Annual Depreciation Rate for Depreciation Purposes (Detail)	12 Months Ended
Dec. 31, 2019
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated residual value ratio for depreciation	5.00%
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	8 years
Property plant and equipment estimated annual depreciation rate for depreciation	2.40%
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	40 years
Property plant and equipment estimated annual depreciation rate for depreciation	11.90%
Equipment and machinery [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	4 years
Property plant and equipment estimated annual depreciation rate for depreciation	3.20%
Property plant and equipment estimated residual value ratio for depreciation	3.00%
Equipment and machinery [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	30 years
Property plant and equipment estimated annual depreciation rate for depreciation	24.30%
Property plant and equipment estimated residual value ratio for depreciation	5.00%
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated residual value ratio for depreciation	5.00%
Motor vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	4 years
Property plant and equipment estimated annual depreciation rate for depreciation	6.80%
Motor vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	14 years
Property plant and equipment estimated annual depreciation rate for depreciation	23.80%
Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated residual value ratio for depreciation	5.00%
Other [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	5 years
Property plant and equipment estimated annual depreciation rate for depreciation	7.90%
Other [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	12 years
Property plant and equipment estimated annual depreciation rate for depreciation	19.00%